FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7)			12 Months Ended			12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Equity Swaps (gain)/loss USD ($)	Dec. 31, 2014 Market Risk. CAD	Dec. 31, 2013 Market Risk. CAD	Dec. 31, 2014 Market Risk. Accounts receivable. Credit concentration risk
Risk Management
Future settlement cost at a weighted average price (in dollars per share)			$ 14.92
Number of shares for which future settlement cost at weighted average price is fixed			950,000
Receivables considered investment grade (as a percent)						71.00%
Amount of accounts receivable considered past due				3,200,000
Age over which accounts receivable were considered past due				2.00%
Age over which accounts receivable were considered past due				120 days
Allowance for doubtful accounts	2,722,000	2,796,000		2,700,000	2,800,000